ACCOUNTS RECEIVABLE AND OTHER (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current:
Accounts receivable	$ 1,044	$ 738
Prepayments & other assets	127	100
Total current	1,171	838
Non-current:
Tax recovery receivables	39	52
Other assets	180	221
Total non-current	$ 219	$ 273